Statements of Changes in Redeemable Ordinary Shares and Shareholders’ Deficit - USD ($)	Class A Ordinary share subject to possible redemption	Class A Ordinary share	Class B Ordinary share	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at Dec. 31, 2021	$ 281,520,000		$ 690		$ (22,341,250)	$ (22,340,560)
Balance (in Shares) at Dec. 31, 2021	27,600,000		6,900,000
Accretion of ordinary shares subject to possible redemption	$ 3,986,568				(3,986,568)	(3,986,568)
Net income (loss)					14,334,250	14,334,250
Balance at Dec. 31, 2022	$ 285,506,568		$ 690		(11,993,568)	(11,992,878)
Balance (in Shares) at Dec. 31, 2022	27,600,000		6,900,000
Redemption of Class A ordinary shares subject to possible redemption	$ (272,554,813)
Redemption of Class A ordinary shares subject to possible redemption (in Shares)	(26,194,445)
Recovery of deferred offering costs					9,234,960	9,234,960
Conversion of Class B ordinary shares to Class A ordinary shares		$ 562	$ (562)
Conversion of Class B ordinary shares to Class A ordinary shares (in Shares)		5,619,077	(5,619,077)
Accretion of ordinary shares subject to possible redemption	3,066,977				(3,066,977)	(3,066,977)
Net income (loss)					(3,001,194)	(3,001,194)
Balance at Dec. 31, 2023	$ 16,018,732	$ 562	$ 128		$ (8,826,779)	$ (8,826,089)
Balance (in Shares) at Dec. 31, 2023	1,405,555	5,619,077	1,280,923